FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Financial instruments
Number of major U.S. wholesalers. | item	3
Trade receivable member | Impairment
Financial instruments
Trade receivables | $	$ 0	$ 0
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Market risk [member] | U.S. dollar
Financial instruments
Percentage of currency stronger against the NIS	5.00%